Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Driveway Finance Corporation (the “Company”)
J.P. Morgan Securities LLC Mizuho Securities USA LLC
(together, the “Specified Parties”)
Re: LAD Auto Receivables Trust 2023-2 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “LADAR 2023-2 $600M Data Tape.xlsx” provided by the Company on April 20, 2023, containing information on 20,281 automobile loan contract receivables (the “Receivables”`) as of March 31, 2023 (the “Receivables Data File”), which we were informed are intended to be included as collateral in the offering by LAD Auto Receivables Trust 2023-2, and (ii) an electronic data file entitled “Ladar 2023-2 $600M starting vs cur interest rate.xlsx” provided by the Company on April 26, 2023, containing the current interest rate for each of the Receivables (the “Interest Rate File” and together with the Receivables Data File, the “Data Files”). The Company is responsible for the specified attributes identified by the Company in the Data Files.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Origination Dates were within two days, and First Payment Dates were within one day.

•	The term “NLS System” means the Company’s loan servicing system.

•	The term “Vehicle Value Document” means a scanned image of one of the vehicle value documents listed in Exhibit A, which the Company informed us were used to determine the vehicle value.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of evidence of title.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Acceptable Company Names” means the names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•
The term “Receivable File” means the following documents provided by the Company for each Sample Receivable (defined below): Retail Installment Contract, Notice of Rate Adjustment, screenshots from the NLS System, Vehicle Value Document, Title Document, Insurance Document, and Credit Application. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower and/or co-borrower (if any).

•
The term “Mapping Confirmations” means the list of Collateral Makes and Collateral Models attributes appearing in the Receivables Data File corresponding to the vehicle makes and vehicle models stated in the Receivable File, provided by the Company on May 3, 2023.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Provided Information” means the Acceptable Company Names, Receivable File, Mapping Confirmations, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of 150 Receivables from the Receivables Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Receivables Data File.

B.
For each Sample Receivable, we compared or recomputed the specified attributes in the Data Files listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions and Mapping Confirmations, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the indicated information from the Data Files to the Receivable File for each of the attributes identified, utilizing the Instructions and Mapping Confirmations as applicable, constituted an exception. The Receivable File information is listed in the order of priority.

Attribute	Receivable File / Instructions/ Mapping Confirmations

Borrower State	Retail Installment Contract or screenshot from the NLS System

Monthly Payment Amount	Retail Installment Contract and Notice of Rate Adjustment, if any

Term	Retail Installment Contract

Open Date	Retail Installment Contract

First Due Date	Retail Installment Contract

Original Interest Rate
Retail Installment Contract

For Sample Receivables with a Notice of Rate Adjustment dated before the first payment date listed on the Retail Installment Contract, compare to the Notice of Rate Adjustment.

2

Attribute	Receivable File / Instructions/ Mapping Confirmations

Current Interest Rate	Notice of Rate Adjustment, if any, and Retail Installment Contract

Collateral Make	Retail Installment Contract and Mapping Confirmations

Collateral Model	Retail Installment Contract and Mapping Confirmations

Collateral Year	Retail Installment Contract

Vehicle Identification Number ("VIN")	Retail Installment Contract

Vehicle Condition (New or Used)	Retail Installment Contract. Consider the Vehicle Condition to be “Used” if the Retail Installment Contract states an Odometer Reading of greater than 5,000 miles.

Vehicle Value	Vehicle Value Document

Amount Financed	Retail Installment Contract

Co-Borrower Flag	Retail Installment Contract. Consider the information to be in agreement if:

	-	The Co-Borrower Flag was “Y,” and there was a co-buyer’s name and address listed in the Retail Installment Contract, or

	-	The Co-Borrower Flag was “N,” and there was no co-buyer’s name and address listed in the Retail Installment Contract.

We found such information to be in agreement, except as listed in Exhibit C.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

•
Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared in the Title Document as the Lien Holder, Legal Owner, Secured Interest, or Security Interest Holder.

•	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (in Installment Sale Contract)

•	Signed Retail Installment Contract. We make no representation regarding the authenticity of the signature(s) on the Retail Installment Contract.

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s) on the Credit Application.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an

3

examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
May 5, 2023

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Exhibit A

Title Documents

Application for Certificate of Ownership	Application for Title or Registration

Application for Certificate of Title	Application for Vehicle Title and Registration

Application for Certificate of Title and Registration	Application for Certificate of Title and VIN/HIN Inspection Form

Application for Certificate of Title and VIN/HIN Inspection Form	Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease

Application for Certificate of Title for a Motor Vehicle	Electronic Title Screenshot

Application for Certificate of Title With/Without Registration	Letter of Guarantee

Application for Noting of Lien, Duplicate title, or Multipurpose Use	MV-1

Application for Registration	Report of Sale and Application for Certificate of Title

Application for Registration of Motor Vehicle	Universal Title Application

Application for Registration of New Vehicle	Vehicle Registration/ Title Application for Dealer Sales

Application for Title and Registration	Vehicle Title Application

Application for Title and Registration Statement of Vehicle Sale	Vehicle Transaction Application

Application for Title and/or Registration	VINTEK Lien and Title Information Report

Copy of Application for Registration Covering the Following Described Automobile in Compliance with the Provisions of the Vehicle Code of the State of California

Acceptable Company Names

Driveway	Driveway Financial

Driveway Fin Corp	Driveway Financial Corp

Driveway Finanace Corp	Southern Cascades Fin Corp

Driveway Finance	Southern Cascades Finance Corp

Driveway Finance Corp	Southern Cascades Finance Corporati

DriveWay Finance Corp.	Southern Cascades Finance Corporation

Driveway Finance Corporation	Southern Cascades Financial Corporation

Insurance Documents

Agreement to Furnish Insurance Policy	Evidence of Motor Vehicle Liability Insurance

Agreement to Provide Accidental Physical Damage Insurance	Insurance Card

Agreement to Provide Insurance	Insurance Coverage Acknowledgement

Auto Insurance Binder	Insurance Coverage Acknowledgment

Auto Insurance Coverage Summary	Insurance Declarations Page

Automobile Insurance Policy Change Confirmation	Insurance Identification Card

Automobile Policy Declarations	Liability Insurance Card

Binder of Insurance	Policy Confirmation

Certificate of Auto Insurance	Proof of Auto Insurance Card

Certificate of Insurance	Proof of Financial Responsibility Card

Certificate of No Fault Insurance	Vehicle Lookup

Evidence of Financial Responsibility	Verification of Coverage

Evidence of Insurance	Verification of Insurance

Evidence of Liability Insurance	Verification of Insurance Coverage

Vehicle Value Documents

Black Book Wholesale/Retail/Finance Advance Breakdown	Kelley Blue Book Lending/Typical Listing Price Breakdown

Dealer Daily Vehicle Details	Kelley Blue Book CPO Report

Dealer Invoice	Memorandum Invoice

Dealertrack J.D. Power Wholesale Value (Trade) Details	RouteOne Application

Factory Invoice	Vehicle Invoice

J.D. Power Official Used Car Guide

Exhibit B

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	20232001	51	20232051	101	20232101
2	20232002	52	20232052	102	20232102
3	20232003	53	20232053	103	20232103
4	20232004	54	20232054	104	20232104
5	20232005	55	20232055	105	20232105
6	20232006	56	20232056	106	20232106
7	20232007	57	20232057	107	20232107
8	20232008	58	20232058	108	20232108
9	20232009	59	20232059	109	20232109
10	20232010	60	20232060	110	20232110
11	20232011	61	20232061	111	20232111
12	20232012	62	20232062	112	20232112
13	20232013	63	20232063	113	20232113
14	20232014	64	20232064	114	20232114
15	20232015	65	20232065	115	20232115
16	20232016	66	20232066	116	20232116
17	20232017	67	20232067	117	20232117
18	20232018	68	20232068	118	20232118
19	20232019	69	20232069	119	20232119
20	20232020	70	20232070	120	20232120
21	20232021	71	20232071	121	20232121
22	20232022	72	20232072	122	20232122
23	20232023	73	20232073	123	20232123
24	20232024	74	20232074	124	20232124
25	20232025	75	20232075	125	20232125
26	20232026	76	20232076	126	20232126
27	20232027	77	20232077	127	20232127
28	20232028	78	20232078	128	20232128
29	20232029	79	20232079	129	20232129
30	20232030	80	20232080	130	20232130
31	20232031	81	20232081	131	20232131
32	20232032	82	20232082	132	20232132
33	20232033	83	20232083	133	20232133
34	20232034	84	20232084	134	20232134
35	20232035	85	20232085	135	20232135
36	20232036	86	20232086	136	20232136
37	20232037	87	20232087	137	20232137
38	20232038	88	20232088	138	20232138
39	20232039	89	20232089	139	20232139
40	20232040	90	20232090	140	20232140
41	20232041	91	20232091	141	20232141
42	20232042	92	20232092	142	20232142
43	20232043	93	20232093	143	20232143
44	20232044	94	20232094	144	20232144
45	20232045	95	20232095	145	20232145
46	20232046	96	20232096	146	20232146
47	20232047	97	20232097	147	20232147
48	20232048	98	20232098	148	20232148
49	20232049	99	20232099	149	20232149
50	20232050	100	20232100	150	20232150
[1]	The Company has assigned a unique Loan Number to each Receivable in the Receivables Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Loan Numbers.

B-1

Exhibit C

Exceptions List

Sample Receivable #	Receivable Number	Attribute	Per Data Files	Per Receivable File

3	20232003	Vehicle Value	$8,200.00	$9,000.00

16	20232016	Vehicle Value	$11,472.00	$11,717.00

25	20232025	Vehicle Value	$19,075.00	$16,050.00

87	20232087	Amount Financed	$35,195.01	$35,176.59

142	20232142	Vehicle Value	$70,155.00	$77,215.00

C-1